Investment Securities - Fair Values And Gross Unrealized Losses Aggregated By Investment Category And Length Of Time (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less than 12 Months	$ 74,341	$ 64,420
Unrealized Loss, Less than 12 Months	535	1,198
Fair Value, 12 Months or More	18,445	25,791
Unrealized Loss, 12 Months or More	1,043	715
Fair Value, Total	92,786	90,211
Unrealized Loss, Total	1,578	1,913
Corporate Bond Securities
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less than 12 Months	0	11,462
Unrealized Loss, Less than 12 Months	0	542
Fair Value, 12 Months or More	11,190	2,517
Unrealized Loss, 12 Months or More	804	1
Fair Value, Total	11,190	13,979
Unrealized Loss, Total	804	543
Mortgage-backed securities - Agency
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less than 12 Months	56,787	17,881
Unrealized Loss, Less than 12 Months	244	77
Fair Value, 12 Months or More	1,517	7,895
Unrealized Loss, 12 Months or More	35	136
Fair Value, Total	58,304	25,776
Unrealized Loss, Total	279	213
Asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less than 12 Months	17,554	34,896
Unrealized Loss, Less than 12 Months	291	570
Fair Value, 12 Months or More	5,738	15,379
Unrealized Loss, 12 Months or More	204	578
Fair Value, Total	23,292	50,275
Unrealized Loss, Total	$ 495	1,148
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less than 12 Months		181
Unrealized Loss, Less than 12 Months		9
Fair Value, 12 Months or More		0
Unrealized Loss, 12 Months or More		0
Fair Value, Total		181
Unrealized Loss, Total		$ 9